----------------
MFS(R) BOND FUND
----------------

SEPTEMBER 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)

A SERIES OF MFS SERIES TRUST IX
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated September 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                 MFB-13 8/99 1M 11/211/311/811

STATEMENT OF ADDITIONAL INFORMATION
PART I
Part I of this SAI contains information that is particular to the Fund.

  TABLE OF CONTENTS
                                                                          Page
I       Definitions ....................................................     3
II      Management of the Fund .........................................     3
        The Fund .......................................................     3
        Trustees and Officers -- Identification and Background .........     3
        Trustees Compensation ..........................................     3
        Affiliated Service Provider Compensation .......................     3
III     Sales Charges and Distribution Plan Payments ...................     3
        Sales Charges ..................................................     3
        Distribution Plan  Payments ....................................     3
IV      Portfolio Transactions and Brokerage Commissions ...............     3
V       Share Ownership ................................................     3
VI      Performance Information ........................................     3
VII     Investment Techniques, Practices, Risks and Restrictions .......     3
        Investment Techniques, Practices and Risks .....................     3
        Investment Restrictions ........................................     3
VIII    Tax Considerations .............................................     5
IX      Independent Auditors and Financial Statements ..................     5
        Appendix A -- Trustees and Officers -- Identification and
          Background ...................................................   A-1
        Appendix B -- Trustee Compensation .............................   B-1
        Appendix C -- Affiliated Service Provider Compensation .........   C-1
        Appendix D -- Sales Charges and Distribution Plan Payments .....   D-1
        Appendix E -- Portfolio Transactions and Brokerage Commissions .   E-1
        Appendix F -- Share Ownership ..................................   F-1
        Appendix G -- Performance Information ..........................   G-1

I     DEFINITIONS

      "Fund" - MFS Bond Fund, a diversified series of the Trust.

      "Trust" - MFS Series Trust IX, a Massachusetts business trust organized in 1985. The Trust was known as MFS Fixed Income Trust prior to January 18, 1995, and as Massachusetts Financial Bond Fund prior to January 7, 1992.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated September 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).

V     SHARE OWNERSHIP
      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION
      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

        o Non-Dollar Denominated Non-Canadian Foreign Securities Exposure may not exceed 10% of the Fund's net assets

        o Lower Rated Bonds may not exceed 20% of the Fund's net assets.

        o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

        The Fund may not:

        (1) borrow money in an amount in excess of 10% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 15% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

        (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

        (3) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objectives, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry;

        (4) purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), or mineral leases, commodities or commodity contracts (except options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts (including options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies) acquired as a result of the ownership of securities. The Fund will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies);

        (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities in accordance with its investment objectives and policies, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan;

        (6) purchase the securities of any issuer if such purchase, at the time thereof, would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, other than cash items and U.S. Government securities;

        (7) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Fund. For this purpose all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class;

        (8)  invest for the purpose of exercising control or management;

        (9) purchase securities issued by any other registered investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Fund shall not purchase such securities if such purchase at the time thereof would cause more than 10% of its total assets (taken at market value) to be invested in the securities of such issuers; and, provided further, that the Fund shall not purchase securities issued by any open-end investment company;

        (10) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation;

        (11) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both;

        (12) purchase any securities or evidences of interest therein on margin, except to make deposits on margin in connection with options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

        (13) sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

        (14) purchase or sell any put or call option or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, Futures Contracts and foreign currencies; or

        (15) invest in securities which are restricted as to disposition under federal securities laws unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security, if more than 10% of the Fund's assets (taken at market value) would be invested in such securities.

        In addition, the Fund has the following non-fundamental policy which may be changed without shareholder approval.

        (1) The Fund will not invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

      Except for fundamental investment restrictions No. 1 and 15, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at April 30, 1999, the Statement of Operations for the year ended April 30, 1999, the Statement of Changes in Net Assets for the two years ended April 30, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman and Trustee
    Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; IT Group, Inc. (diversified environmental services and consulting), Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent Consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises (diversified services company), Trustee
    Address: 10 Post Office Square, Suite 300, Boston, Massachusetts

    OFFICERS
    JOAN S. BATCHELDER,* Vice President (born 4/12/44)
    Massachusetts Financial Services Company, Senior Vice President

    ROBERT J. MANNING,* Vice President (born 10/20/63)
    Massachusetts Financial Services Company, Senior Vice President

    BERNARD SCOZZAFAVA,* Vice President (born 1/28/61)
    Massachusetts Financial Services Company, Vice President

    JAMES T. SWANSON,* Vice President (born 6/12/49)
    Massachusetts Financial Services Company, Senior Vice President

    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born
    3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    ----------------
    *" Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $3,250 per year plus $165 per meeting and $130 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    .........................................................................................................................
                                                  RETIREMENT BENEFIT                                         TOTAL TRUSTEE
                            TRUSTEE FEES           ACCRUED AS PART            ESTIMATED CREDITED            FEES FROM FUND
    TRUSTEE                 FROM FUND(1)         OF FUND EXPENSES(1)         YEARS OF SERVICE(2)          AND FUND COMPLEX(3)
    -------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey          $4,855                   $1,528                         8                       $259,430
    J. Atwood Ives              5,160                    1,594                        17                        149,491
    Lawrence T. Perera          4,855                    2,277                        26                        129,371
    William J. Poorvu           5,055                    2,332                        25                        139,006
    Charles W. Schmidt          4,785                    2,287                        20                        129,301
    Arnold D. Scott              0                        0                          N/A                           0
    Jeffrey L. Shames            0                        0                          N/A                           0
    David B. Stone              5,319                    2,538                        14                        165,826
    Elaine R. Smith             5,460                    1,734                        27                        150,511

    ----------------
    (1) For the fiscal year ended April 30, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS Fund complex (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ..................................................................................................................

                                                           YEARS OF SERVICE
        AVERAGE
      TRUSTEE FEES                     3                       5                       7                   10 OR MORE
    ------------------------------------------------------------------------------------------------------------------
         $4,307                       $646                   $1,077                 $1,507                   $2,153
          4,646                        697                    1,162                  1,626                    2,323
          4,986                        748                    1,247                  1,745                    2,493
          5,326                        799                    1,332                  1,864                    2,663
          5,666                        850                    1,417                  1,983                    2,833
          6,006                        901                    1,502                  2,102                    3,003
    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ..............................................................................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                       PAID TO MFS        AMOUNT         PAID TO MFS FOR         PAID TO MFSC          AMOUNT          AGGREGATE
    FISCAL YEAR       FOR ADVISORY        WAIVED         ADMINISTRATIVE          FOR TRANSFER          WAIVED       AMOUNT PAID TO
    ENDED               SERVICES          BY MFS            SERVICES            AGENCY SERVICES       BY MFSC        MFS AND MFSC
    -------------------------------------------------------------------------------------------------------------------------------
    April 30, 1999      $4,287,243           N/A             $137,774              $1,253,050            N/A           $5,678,067
    April 30, 1998       3,126,075           N/A              114,043               1,001,277            N/A            4,241,395
    April 30, 1997       2,708,535           N/A               17,658*              1,005,437            N/A            3,731,630

    --------------------
    * From March 1, 1997, the commencement of the Master Administrative Service Agreement.

-----------------------
  PART I - APPENDIX D
-----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ........................................................................................................

    The following sales charges were paid during the specified periods:

                                CLASS A INITIAL SALES CHARGES:                CDSC PAID TO MFD ON:
                                           RETAINED      REALLOWED      CLASS A      CLASS B      CLASS C
    FISCAL YEAR END          TOTAL          BY MFD       TO DEALERS      SHARES      SHARES        SHARES
    --------------------------------------------------------------------------------------------------------
    April 30, 1999        $3,758,435      $532,733       $3,225,702       $16,106   $471,836       $40,323
    April 30, 1998         1,379,824       219,661        1,160,163        36,715    293,972         6,331
    April 30, 1997         1,100,791       134,341          966,450        38,472    245,479         5,977

    DEALER REALLOWANCES
    ........................................................................................................
    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                               DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                                        PERCENT OF OFFERING PRICE
    -----------------------------------------------------------------------------------------------------
        Less than $100,000                                                              4.00%
        $100,000 but less than $250,000                                                 3.20%
        $250,000 but less than $500,000                                                 2.25%
        $500,000 but less than $1,000,000                                               1.70%
        $1,000,000 or more                                                              None*

    ----------------
    *A CDSC will apply to such purchase.

    DISTRIBUTION PLAN PAYMENTS
    .......................................................................................................

    During the fiscal year ended April 30, 1999, the Fund made the following
    Distribution Plan payments:

                                                        AMOUNT OF DISTRIBUTION AND SERVICE FEES:
    CLASS OF SHARES                             PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    -------------------------------------------------------------------------------------------------------
    Class A Shares                               $2,425,515            $  796,955            $1,628,560
    Class B Shares                                2,469,899             1,888,094               581,805
    Class C Shares                                  670,705                31,952               638,753

    Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of Fund shares.

-----------------------
  PART I - APPENDIX E
-----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ..........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                                    BROKERAGE COMMISSIONS
    FISCAL YEAR END                                      PAID BY FUND
    ----------------------------------------------------------------------------
    April 30, 1999                                            $0
    April 30, 1998                                            $0
    April 30, 1997                                            $0

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ..........................................................................

    During the fiscal year ended April 30, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of April 30, 1999:

                                                     VALUE OF SECURITIES
    BROKER-DEALER                                    AS OF APRIL 30, 1999
    ----------------------------------------------------------------------------
    None

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of May 31, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares, not including 707,219 Class I shares of the Fund (which represent approximately 100% of the outstanding Class I shares of the Fund) owned of record by certain employee benefit plans of MFS of which Messrs. Scott and Shames are Trustees.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of May 31, 1999, and are therefore presumed to control the Fund:

                                      JURISDICTION
                                     OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR      (IF A COMPANY)        PERCENTAGE OWNERSHIP
    ----------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of May 31, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                   PERCENTAGE
    ............................................................................

    MLPF&S for the Sole Benefit of its Customers        12.17% of Class B shares
    Attn: Fund Administration 97CE7
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ............................................................................

    MLPF&S for the Sole Benefit of its Customers        21.79% of Class C shares
    Attn: Fund Administration 97C57
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ............................................................................

    TRS MFS DEF Contribution Plan                       34.24% of Class I shares
    c/o Mark Leary
    Mass Financial Services
    500 Boylston Street - 19th Floor
    Boston, MA 02116-3740
    ............................................................................

    TRS MFS 401(k) Plan                                  7.65% of Class I shares
    c/o Mark Leary
    Massachusetts Financial Services
    500 Boylston Street
    Boston, MA 02116-3740
    ............................................................................

    TRS of the MFS Pension Plan                         58.11% of Class I shares
    c/o Mark Leary
    Massachusetts Financial Services
    500 Boylston Street
    Boston, MA 02116-3740
    ............................................................................

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    ............................................................................

    All performance quotations are as of April 30, 1999.

                                                       AVERAGE ANNUAL                  ACTUAL 30-
                                                       TOTAL RETURNS                   DAY YIELD     30-DAY YIELD     CURRENT
                                             --------------------------------------    (INCLUDING    (WITHOUT ANY     DISTRIBUTION
                                             1 YEAR        5 YEAR        10 YEAR       WAIVERS)      WAIVERS)         RATE+
                                             --------------------------------------------------------------------------------------
    Class A Shares, with initial sales
    charge (4.75%)                           (1.68)%       6.93%         8.48%         5.73%         5.73%            6.32%

    Class A Shares, at net asset value        3.22 %       7.97%         9.01%         N/A           N/A              N/A

    Class B Shares, with CDSC (declining
    over 6 years from 4% to 0%)              (1.32)%       6.87%         8.55%         N/A           N/A              N/A

    Class B Shares, at net asset value        2.54 %       7.17%         8.55%         5.28%         5.28%            5.96%

    Class C Shares, with CDSC (1% for
    first year)                               1.51 %       7.20%         8.59%         N/A           N/A              N/A

    Class C Shares, at net asset value        2.48 %       7.20%         8.59%         5.27%         5.27%            5.97%

    Class I Shares, at net asset value        3.56 %       8.16%         9.10%         6.34%         6.34%            6.94%

    ----------------------
    +Annualized, based upon the last distribution.

    The Fund commenced investment operations on May 8, 1974 with the offering of class A shares and subsequently offered class B shares on September 7, 1993, class C shares on January 3, 1994, and class I shares on January 2, 1997. Class B and class C share performance include the performance of the Fund's class A shares for periods prior to the offering of class B and class C shares. This blended class B and class C share performance has been adjusted to take into account the CDSC applicable to class B and class C shares, rather than the initial sales charge (load) applicable to class A shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class B and C shares are higher than those of class A shares, this blended class B and C share performance is higher than the performance of class B and C shares would have been had class B and C shares been offered for the entire period. If you would like the Fund's current yield, contact the MFS Service Center at the toll free number set forth on the back cover page of Part II of this SAI.

    Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares. Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

----------------------------
MFS(R) LIMITED MATURITY FUND
----------------------------

SEPTEMBER 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)


A SERIES OF MFS SERIES TRUST IX
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated September 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).

This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                 MLM-13 8/99 1M 36/236/336/836

STATEMENT OF ADDITIONAL INFORMATION
PART I
Part I of this SAI contains information that is particular to the Fund.

  TABLE OF CONTENTS
                                                                         Page
I     Definitions ....................................................      3
II    Management of the Fund .........................................      3
      The Fund .......................................................      3
      Trustees and Officers -- Identification and Background .........      3
      Trustees Compensation ..........................................      3
      Affiliated Service Provider Compensation .......................      3
III   Sales Charges and Distribution Plan Payments ...................      3
      Sales Charges ..................................................      3
      Distribution Plan  Payments ....................................      3
IV    Portfolio Transactions and Brokerage Commissions ...............      3
V     Share Ownership ................................................      3
VI    Performance Information ........................................      3
VII   Investment Techniques, Practices, Risks and Restrictions .......      3
      Investment Techniques, Practices and Risks .....................      3
      Investment Restrictions ........................................      4
VIII  Tax Considerations .............................................      5
IX    Independent Auditors and Financial Statements ..................      5
      Appendix A -- Trustees and Officers -- Identification and
        Background ...................................................    A-1
      Appendix B -- Trustee Compensation .............................    B-1
      Appendix C -- Affiliated Service Provider Compensation .........    C-1
      Appendix D -- Sales Charges and Distribution Plan Payments .....    D-1
      Appendix E -- Portfolio Transactions and Brokerage Commissions .    E-1
      Appendix F -- Share Ownership ..................................    F-1
      Appendix G -- Performance Information ..........................    G-1

I     DEFINITIONS

      "Trust" - MFS Series Trust IX, a Massachusetts business trust organized in 1985. The Trust was known as MFS Fixed Income Trust prior to January 18, 1995, and as Massachusetts Financial Bond Fund prior to January 7, 1992.

      "Fund" - MFS Limited Maturity Fund, a diversified series of the Trust. The Fund was known as MFS Quality Limited Maturity Fund prior to August 3, 1992.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated September 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

      MFS had contractually agreed to bear expenses for the Fund, subject to reimbursement by the Fund, such that the Fund's "Other Expenses" shall not exceed more than 0.40% of the average daily net assets of the Fund during a current fiscal year. The payments made by MFS on behalf of the Fund under this arrangement are currently subject to reimbursement by the Fund to MFS, and are being accomplished by the payment of an expense reimbursement fee by the Fund to MFS. This fee is computed and paid monthly at a percentage of the Fund's average daily net assets for its current fiscal year, with a limitation that immediately after such payment the Fund's "Other Expenses" will not exceed the percentage set forth for that Fund. The obligation of MFS to bear the Fund's "Other Expenses" pursuant to this arrangement, and the Fund's obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or on February 28, 2002.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

      Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser).

V     SHARE OWNERSHIP

      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION

      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitation applies to these investment techniques and practices.

        o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

        The Fund may not:

        (1) borrow money in an amount in excess of 33 1/3% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 33 1/3% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

        (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security.

        (3) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objectives, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment), in securities of issuers in any one industry;

        (4) purchase or sell real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), or mineral leases, commodities or commodity contracts (except options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts (including options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies) acquired as a result of the ownership of securities. The Fund will not purchase securities for the purpose of acquiring real estate or mineral leases, commodities or commodity contracts (except options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies);

        (5) make loans to other persons. For these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities in accordance with its investment objectives and policies, the lending of portfolio securities, or the investment of the Fund's assets in repurchase agreements, shall not be considered the making of a loan;

        (6) invest for the purpose of exercising control or management;

        (7) purchase any securities or evidences of interest therein on margin, except to make deposits on margin in connection with options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

        (8) sell any security which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or

        (9) purchase or sell any put or call option or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, Futures Contracts and foreign currencies.

        In addition, the Fund has the following non-fundamental policies which may be changed without shareholder approval.

        (1) The Fund will not invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unaudited securities where no market exists), unless the Board of Trustees has determined that such securities are liquid based on trading markets for the specific security, if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities.

        (2) Purchases of warrants will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchange.

        (3) The Fund may not invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

      STATE AND FEDERAL RESTRICTIONS: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy of the Fund, the Fund will not: (a) invest more than 5% of the Fund's total assets at the time of investment in unsecured obligations of issuers which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience; (b) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; (c) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or Director of the Adviser if, after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both.

        The investment policies described under "State and Federal Restrictions" are not fundamental and may be changed without shareholder approval.

        Except for investment restriction no. 1 and the Fund's non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at April 30, 1999, the Statement of Operations for the year ended April 30, 1999, the Statement of Changes in Net Assets for the two years ended April 30, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman and Trustee
    Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; IT Group, Inc. (diversified environmental services and consulting), Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent Consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (investment adviser), Chairman and Director; Eastern Enterprises (diversified services company), Trustee
    Address: 10 Post Office Square, Suite 300, Boston, Massachusetts

    OFFICERS
    JOAN S. BATCHELDER,* Vice President (born 4/12/44)
    Massachusetts Financial Services Company, Senior Vice President

    ROBERT J. MANNING,* Vice President (born 10/20/63)
    Massachusetts Financial Services Company, Senior Vice President

    BERNARD SCOZZAFAVA,* Vice President (born 1/28/61)
    Massachusetts Financial Services Company, Vice President

    JAMES T. SWANSON,* Vice President (born 6/12/49)
    Massachusetts Financial Services Company, Senior Vice President

    STEPHEN E. CAVAN,* Secretary and Clerk (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born
    3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    ----------------
    *" Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $1,000 per year plus $65 per meeting and $50 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    ........................................................................................................................
                                                  RETIREMENT BENEFIT                                         TOTAL TRUSTEE
                            TRUSTEE FEES           ACCRUED AS PART            ESTIMATED CREDITED            FEES FROM FUND
    TRUSTEE                 FROM FUND(1)         OF FUND EXPENSES(1)         YEARS OF SERVICE(2)          AND FUND COMPLEX(3)
    -------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey         $1,945                    $666                          8                       $259,430
    J. Atwood Ives             2,130                     699                         17                        149,491
    Lawrence T. Perera         1,945                     699                         16                        129,371
    William J. Poorvu          2,045                     718                         16                        139,006
    Charles W. Schmidt         1,915                     703                          9                        129,301
    Arnold D. Scott              0                        0                          N/A                           0
    Jeffrey L. Shames            0                        0                          N/A                           0
    Elaine R. Smith            2,240                     658                         26                        150,511
    David B. Stone             2,247                     790                          9                        165,826

    ----------------
    (1) For the fiscal year ended April 30, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS Fund complex (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    .......................................................................................................................

                                                              YEARS OF SERVICE
        AVERAGE
      TRUSTEE FEES                      3                        5                        7                    10 OR MORE
    ----------------------------------------------------------------------------------------------------------------------
         $1,723                        $259                     $431                    $603                     $  862
          1,873                         281                      468                     656                        937
          2,023                         303                      506                     708                      1,011
          2,172                         326                      543                     760                      1,086
          2,322                         348                      580                     813                      1,161
          2,471                         371                      618                     865                      1,236

    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ...............................................................................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                       PAID TO MFS        AMOUNT         PAID TO MFS FOR         PAID TO MFSC          AMOUNT          AGGREGATE
    FISCAL YEAR       FOR ADVISORY        WAIVED         ADMINISTRATIVE          FOR TRANSFER          WAIVED       AMOUNT PAID TO
    ENDED               SERVICES          BY MFS            SERVICES            AGENCY SERVICES       BY MFSC        MFS AND MFSC
    -------------------------------------------------------------------------------------------------------------------------------
    April 30, 1999      $748,001            $0               $23,442               $208,259              $0            $979,702
    April 30, 1998       628,100            $0                22,192                195,360              $0             845,652
    April 30, 1997       573,843            $0                 3,750*               220,610              $0             798,203

    --------------------
    * From March 1, 1997, the commencement of the Master Administrative Service Agreement.

----------------------
  PART I - APPENDIX D
----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ......................................................................................................

    The following sales charges were paid during the specified periods:

                                 CLASS A INITIAL SALES CHARGES:               CDSC PAID TO MFD ON:

                                            RETAINED      REALLOWED     CLASS A      CLASS B      CLASS C
    FISCAL YEAR END            TOTAL         BY MFD      TO DEALERS      SHARES      SHARES        SHARES
    ------------------------------------------------------------------------------------------------------
    April 30, 1999            $596,562       $69,462       $527,100       $18,710   $108,658       $13,747
    April 30, 1998             424,152        45,875        378,277         9,603     92,222        21,936
    April 30, 1997             569,152        57,812        511,340        19,436     60,596        13,740

    DEALER REALLOWANCES
    ......................................................................................................

    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                               DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                                        PERCENT OF OFFERING PRICE
    -----------------------------------------------------------------------------------------------------
        Less than $50,000                                                               2.25%
        $50,000 but less than $100,000                                                  2.00%
        $100,000 but less than $250,000                                                 1.75%
        $250,000 but less than $500,000                                                 1.50%
        $500,000 but less than $1,000,000                                               1.25%
        $1,000,000 or more                                                              None*
    ----------------
    *A CDSC will apply to such purchase.

    DISTRIBUTION PLAN PAYMENTS
    ......................................................................................................

    During the fiscal year ended April 30, 1999, the Fund made the following Distribution Plan payments:

                                                           AMOUNT OF DISTRIBUTION AND SERVICE FEES:
    CLASS OF SHARES                                PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    ----------------------------------------------------------------------------------------------------------
    Class A Shares                                   $174,249              $ 16,205              $158,044
    Class B Shares                                    425,430               351,261                74,169
    Class C Shares                                    225,422                    97               225,325

    Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of Fund shares.

-----------------------
  PART I - APPENDIX E
-----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ..........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                                  BROKERAGE COMMISSIONS
    FISCAL YEAR END                                    PAID BY FUND
    ----------------------------------------------------------------------------
    April 30, 1999                                          $0
    April 30, 1998                                          $0
    April 30, 1997                                          $0

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS
    ..........................................................................

    During the fiscal year ended April 30, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of April 30, 1999:

                                                  VALUE OF SECURITIES
    BROKER-DEALER                                 AS OF APRIL 30, 1999
    ----------------------------------------------------------------------------
    None

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of May 31, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares, not including 212,850 Class I shares of the Fund (which represent approximately 99.99% of the outstanding Class I shares of the Fund) owned of record by certain employee benefit plans of MFS of which Messrs. Scott and Shames are Trustees.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of May 31, 1999, and are therefore presumed to control the Fund:

                                      JURISDICTION
                                     OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR      (IF A COMPANY)        PERCENTAGE OWNERSHIP
    ----------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of May 31, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                     PERCENTAGE
    ..........................................................................

    MLPF&S for the Sole Benefit of its Customers         8.55% of Class A shares
    Attn: Fund Administration
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ..........................................................................

    MLPF&S for the Sole Benefit of its Customers        13.57% of Class B shares
    Attn: Fund Administration
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ..........................................................................

    MLPF&S for the Sole Benefit of its Customers         9.56% of Class C shares
    Attn: Fund Administration
    4800 Deer Lake Drive E - 3rd Floor
    Jacksonville, FL 32246-6484
    ..........................................................................

    TRS MFS DEF Contribution Plan                       99.99% of Class I shares
    c/o Mark Leary
    Massachusetts Financial Services
    500 Boylston Street
    Boston, MA 02116-3740
    ..........................................................................

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    ..........................................................................

    All performance quotations are as of April 30, 1999.

                                                       AVERAGE ANNUAL
                                                       TOTAL RETURNS                   ACTUAL 30-
                                             --------------------------------------    DAY YIELD     30-DAY YIELD     CURRENT
                                                                           LIFE OF     (INCLUDING    (WITHOUT ANY     DISTRIBUTION
                                             1 YEAR        5 YEAR        FUND*         WAIVERS)      WAIVERS)         RATE+
                                             --------------------------------------------------------------------------------------
    Class A Shares, with initial sales
    charge (2.50%)                           1.65%         5.39%         5.36%         N/A           5.34%            5.45%

    Class A Shares, at net asset value       4.26%         5.93%         5.73%         N/A           N/A              N/A

    Class B Shares, with CDSC (declining
    over 6 years from 4% to 0%)              (0.45)%       4.71%         5.03%         N/A           N/A              N/A

    Class B Shares, at net asset value       3.48%         5.03%         5.03%         N/A           4.59%            4.78%

    Class C Shares, with CDSC (1% for
    first year)                              2.25%         5.01%         5.10%         N/A           N/A              N/A

    Class C Shares, at net asset value       3.23%         5.01%         5.10%         N/A           4.58%            4.76%

    Class I Shares, at net asset value       4.28%         5.94%         5.75%         N/A           5.60%            5.75%

    ----------------------
    * From the commencement of the fund's investment operations on February 26, 1992.
    + Annualized, based upon the last distribution.

    The Fund commenced investment operations on February 26, 1992 with the offering of class A shares and subsequently offered class B shares on September 7, 1993, class C shares on July 1, 1994, and class I shares on January 2, 1997. Class B and class C share performance include the performance of the Fund's class A shares for periods prior to the offering of class B and class C shares. This blended class B and class C share performance has been adjusted to take into account the CDSC applicable to class B and class C shares, rather than the initial sales charge (load) applicable to class A shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class B and C shares are higher than those of class A shares, this blended class B and C share performance is higher than the performance of class B and C shares would have been had class B and C shares been offered for the entire period. If you would like the Fund's current yield, contact the MFS Service Center at the toll free number set forth on the back cover page of Part II of this SAI.

    Class I share performance includes the performance of the Fund's class A shares for periods prior to the offering of class I shares. Class I share performance generally would have been higher than class A share performance had class I shares been offered for the entire period, because operating expenses (e.g., distribution and service fees) attributable to class I shares are lower than those of class A shares. Class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.

--------------------------------------
MFS(R) MUNICIPAL LIMITED MATURITY FUND
--------------------------------------

SEPTEMBER 1, 1999 AS AMENDED SEPTEMBER 22, 1999

[logo] M F S (R)                                        STATEMENT OF ADDITIONAL
INVESTMENT MANAGEMENT                                               INFORMATION
75 YEARS
WE INVENTED THE MUTUAL FUND(R)


A SERIES OF MFS SERIES TRUST IX
500 BOYLSTON STREET, BOSTON, MA 02116
(617) 954-5000

This Statement of Additional Information, as amended or supplemented from time to time (the "SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus dated September 1, 1999. This SAI should be read in conjunction with the Prospectus. The Fund's financial statements are incorporated into this SAI by reference to the Fund's most recent Annual Report to shareholders. A copy of the Annual Report accompanies this SAI. You may obtain a copy of the Fund's Prospectus and Annual Report without charge by contacting MFS Service Center, Inc. (see back cover of Part II of this SAI for address and phone number).


This SAI is divided into two Parts -- Part I and Part II. Part I contains information that is particular to the Fund, while Part II contains information that generally applies to each of the funds in the MFS Family of Funds (the "MFS Funds"). Each Part of the SAI has a variety of appendices which can be found at the end of Part I and Part II, respectively.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


                                                     MML-13 8/99 1M 37/237/337

STATEMENT OF ADDITIONAL INFORMATION
PART I
Part I of this SAI contains information that is particular to the Fund.

  TABLE OF CONTENTS
                                                                          Page
I      Definitions ....................................................      3
II     Management of the Fund .........................................      3
       The Fund .......................................................      3
       Trustees and Officers -- Identification and Background .........      3
       Trustees Compensation ..........................................      3
       Affiliated Service Provider Compensation .......................      3
III    Sales Charges and Distribution Plan Payments ...................      3
       Sales Charges ..................................................      3
       Distribution Plan  Payments ....................................      3
IV     Portfolio Transactions and Brokerage Commissions ...............      3
V      Share Ownership ................................................      3
VI     Performance Information ........................................      3
VII    Investment Techniques, Practices, Risks and Restrictions .......      3
       Investment Techniques, Practices and Risks .....................      3
       Investment Restrictions ........................................      3
VIII   Tax Considerations .............................................      5
IX     Independent Auditors and Financial Statements ..................      5
       Appendix A -- Trustees and Officers -- Identification and
         Background ...................................................    A-1
       Appendix B -- Trustee Compensation .............................    B-1
       Appendix C -- Affiliated Service Provider Compensation .........    C-1
       Appendix D -- Sales Charges and Distribution Plan Payments .....    D-1
       Appendix E -- Portfolio Transactions and Brokerage Commissions .    E-1
       Appendix F -- Share Ownership ..................................    F-1
       Appendix G -- Performance Information ..........................    G-1

I     DEFINITIONS

      "Trust" - MFS Series Trust IX, a Massachusetts business trust organized in 1985. The Trust was known as MFS Fixed Income Trust prior to January 18, 1995, and as Massachusetts Financial Bond Fund until its name was changed on January 7, 1992.

      "Fund" - MFS Municipal Limited Maturity Fund, a diversified series of the Trust. The Fund is the successor to MFS Municipal Limited Maturity Fund (formerly known as MFS Tax-Free Limited Maturity Fund until its name was changed on August 3, 1992) which was reorganized as a series of the Trust on September 7, 1993.

      "MFS" or the "Adviser" - Massachusetts Financial Services Company, a Delaware corporation.

      "MFD" - MFS Fund Distributors, Inc., a Delaware corporation.

      "MFSC" - MFS Service Center, Inc., a Delaware corporation.

      "Prospectus" - The Prospectus of the Fund, dated September 1, 1999, as amended or supplemented from time to time.

II    MANAGEMENT OF THE FUND

      THE FUND
      The Fund is a diversified series of the Trust. The Trust is an open-end management investment company.

      TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
      The identification and background of the Trustees and officers of the Trust are set forth in Appendix A of this Part I.

      TRUSTEE COMPENSATION
      Compensation paid to the non-interested Trustees and to Trustees who are not officers of the Trust, for certain specified periods, is set forth in Appendix B of this Part I.

      AFFILIATED SERVICE PROVIDER COMPENSATION
      Compensation paid by the Fund to its affiliated service providers -- to MFS, for investment advisory and administrative services, and to MFSC, for transfer agency services -- for certain specified periods is set forth in Appendix C to this Part I.

        MFS had contractually agreed to bear expenses for the series, subject to reimbursement by the series, such that the series' "Other Expenses" shall not exceed more than 0.40% of the average daily net assets of the series during a current fiscal year. The payments made by MFS on behalf of the series under this arrangement are currently subject to reimbursement by the series to MFS, and are being accomplished by the payment of an expense reimbursement fee by the series to MFS. This fee is computed and paid monthly at a percentage of the series' average daily net assets for its current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on February 28, 2002.

III   SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

      SALES CHARGES
      Sales charges paid in connection with the purchase and sale of Fund shares for certain specified periods are set forth in Appendix D to this Part I, together with the Fund's schedule of dealer reallowances.

      DISTRIBUTION PLAN PAYMENTS
      Payments made by the Fund under the Distribution Plan for its most recent fiscal year end are set forth in Appendix D to this Part I.

IV    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
      Brokerage commissions paid by the Fund for certain specified periods, and information concerning purchases by the Fund of securities issued by its regular broker-dealers for its most recent fiscal year, are set forth in Appendix E to this Part I.

        Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers, on behalf of the Fund. The Trustees (together with the Trustees of certain other MFS funds) have directed the Adviser to allocate a total of $53,050 of commission business from certain MFS funds (including the Fund) to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between the Fund and the Adviser.)

V     SHARE OWNERSHIP
      Information concerning the ownership of Fund shares by Trustees and officers of the Trust as a group, by investors who control the Fund, if any, and by investors who own 5% or more of any class of Fund shares, if any, is set forth in Appendix F to this Part I.

VI    PERFORMANCE INFORMATION
      Performance information, as quoted by the Fund in sales literature and marketing materials, is set forth in Appendix G to this Part I.

VII   INVESTMENT TECHNIQUES, PRACTICES, RISKS AND RESTRICTIONS

      INVESTMENT TECHNIQUES, PRACTICES AND RISKS
      The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment techniques and practices, which involve certain risks. These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

        o The Fund may not lend more than 30% of its net assets.

      INVESTMENT RESTRICTIONS
      The Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of the Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable, or
      (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable, are represented in person or by proxy).

        Terms used below (such as Options and Futures Contracts) are defined in
      Part II of this SAI.

        The Fund may not:

        (1) borrow money in an amount in excess of 33 1/3% of its gross assets, and then only as a temporary measure for extraordinary or emergency purposes, or pledge, mortgage or hypothecate an amount of its assets (taken at market value) in excess of 33 1/3% of its gross assets, in each case taken at the lower of cost or market value and subject to a 300% asset coverage requirement (for the purpose of this restriction, collateral arrangements with respect to options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies and payments of initial and variation margin in connection therewith are not considered a pledge of assets);

        (2) underwrite securities issued by other persons except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

        (3) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objectives, the Fund may invest up to 25% of its assets (taken at market value at the time of each investment) in securities of issuers in any one industry;

        (4) purchase or sell real estate (including limited partnership interests but excluding Municipal Bonds secured by real estate or interests therein), or mineral leases, commodities or commodity contracts (except options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate or mineral leases, commodities or commodity contracts (including options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies) acquired as a result of the ownership of securities;

        (5) make loans to other persons except through the lending of the Fund's portfolio securities in accordance with, and to the extent permitted by, its investment objectives and policies, and except further that the Fund may enter into repurchase agreements. For these purposes the purchase of commercial paper or all or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

        (6) purchase any securities or evidences of interest therein on margin, except to make deposits on margin in connection with options, Futures Contracts, Options on Futures Contracts, foreign currency, forward foreign currency contracts and options on foreign currencies, and except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities; or

        (7) sell any securities which the Fund does not own unless by virtue of its ownership of other securities the Fund has at the time of sale a right to obtain securities without payment of further consideration equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

        In addition, the Fund has the following non-fundamental policies which may be changed without shareholder approval.

        (1) The Fund will not invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists) if more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Fund's limitation on investment in illiquid securities. Securities that are not registered under the Securities Act of 1933, as amended, and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegate), will not be subject to this 15% limitation.

        (2) In addition, purchases of warrants will not exceed 5% of the Fund's net assets. Included within that amount, but not exceeding 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchange.

        (3) In addition, the Fund may not invest 25% or more of the market value of its total assets in securities of issuers in any one industry.

      Except with respect to Investment Restriction (1) and the Fund's policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

      For the purposes of the Fund's investment restrictions (including those listed below), the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

      STATE AND FEDERAL RESTRICTIONS: In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy of the Fund, the Fund will not: (a) invest more than 5% of its total assets at the time of investment in unsecured obligations of issuers which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous business operation or relevant business experience; (b) purchase voting securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the outstanding voting securities of such issuer to be held by the Fund; (c) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or Director of the Adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both; (d) invest for the purpose of exercising control or management; or (e) purchase or sell any put or call option or any combination thereof, provided, that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities or the writing, purchasing and selling of puts, calls or combinations thereof with respect to securities, commodities, Futures Contracts and foreign currencies.

        The investment policies described under "State and Federal Restrictions" are not fundamental and may be changed without shareholder approval.

VIII  TAX CONSIDERATIONS
      For a discussion of tax considerations, see Part II of this SAI.

IX    INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS
      Deloitte & Touche LLP are the Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

        The Portfolio of Investments and the Statement of Assets and Liabilities at April 30, 1999, the Statement of Operations for the year ended April 30, 1999, the Statement of Changes in Net Assets for the years ended April 30, 1998 and April 30, 1999, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Fund, are incorporated by reference into this SAI in reliance upon the report of Deloitte & Touche LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

-----------------------
  PART I - APPENDIX A
-----------------------

    TRUSTEES AND OFFICERS - IDENTIFICATION AND BACKGROUND
    The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)

    TRUSTEES
    JEFFREY L. SHAMES,* Chairman and President (born 6/2/55)
    Massachusetts Financial Services Company, Chairman and Chief Executive
    Officer

    RICHARD B. BAILEY* (born 9/14/26)
    Private Investor; Massachusetts Financial Services Company, former Chairman and Director (prior to September 30, 1991); Cambridge Bancorp, Director; Cambridge Trust Company, Director

    J. ATWOOD IVES (born 5/1/36)
    Eastern Enterprises (diversified services company), Chairman, Trustee and Chief Executive Officer
    Address: 9 Riverside Road, Weston, Massachusetts

    LAWRENCE T. PERERA (born 6/23/35)
    Hemenway & Barnes (attorneys), Partner
    Address: 60 State Street, Boston, Massachusetts

    WILLIAM J. POORVU (born 4/10/35)
    Harvard University Graduate School of Business Administration, Adjunct Professor; CBL & Associates Properties, Inc. (real estate investment trust), Director; The Baupost Fund (a registered investment company), Vice Chairman and Trustee
    Address: Harvard Business School, Soldiers Field Road, Cambridge, Massachusetts

    CHARLES W. SCHMIDT (born 3/18/28)
    Private investor; IT Group, Inc. (diversified environmental services and consulting) Director
    Address: 30 Colpitts Road, Weston, Massachusetts

    ARNOLD D. SCOTT* (born 12/16/42)
    Massachusetts Financial Services Company, Senior Executive Vice President, Secretary and Director

    ELAINE R. SMITH (born 4/25/46)
    Independent consultant; Brigham and Women's Hospital, Executive Vice President and Chief Operating Officer (from August 1990 to September 1992)
    Address: Weston, Massachusetts

    DAVID B. STONE (born 9/2/27)
    North American Management Corp. (Investment Adviser),
    Chairman and Director; Eastern Enterprises, (diversified services company) Trustee
    Address: 10 Post Office Square, Suite 300, Boston,
    Massachusetts

    OFFICERS
    W. THOMAS LONDON,* Treasurer (born 3/1/44)
    Massachusetts Financial Services Company, Senior Vice
    President

    JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
    Massachusetts Financial Services Company, Senior Vice
    President

    ELLEN MOYNIHAN,* Assistant Treasurer (born 11/13/57)
    Massachusetts Financial Services Company, Vice President (since September,
    1996); Deloitte & Touche LLP, Senior Manager (until September 1996)

    MARK E. BRADLEY,* Assistant Treasurer (born 11/23/59)
    Massachusetts Financial Services Company, Vice President (since March,
    1997); Putnam Investments, Vice President (from September 1994 until March
    1997); Ernst & Young, Senior Tax Manager (until September 1994)

    STEPHEN E. CAVAN,* Secretary and Clerk
    (born 11/6/53)
    Massachusetts Financial Services Company, Senior Vice President, General Counsel and Assistant Secretary

    JAMES R. BORDEWICK, JR.,* Assistant Secretary (born 3/6/59)
    Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

    GEOFFREY L. KURINSKY,* Vice President (born 7/7/53)
    Massachusetts Financial Services Company, Senior Vice President

    ----------------
    *" Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.

    Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada.

-----------------------
  PART I - APPENDIX B
-----------------------

    TRUSTEE COMPENSATION
    The Fund pays the compensation of non-interested Trustees and of Trustees who are not officers of the Trust, who currently receive a fee of $500 per year plus $35 per meeting and $30 per committee meeting attended, together with such Trustee's out-of-pocket expenses. In addition, the Trust has a retirement plan for these Trustees as described under the caption "Management of the Fund -- Trustee Retirement Plan" in Part II. The Retirement Age under the plan is 73.

    TRUSTEE COMPENSATION TABLE
    ...........................................................................................................................
                                                  RETIREMENT BENEFIT                                         TOTAL TRUSTEE
                            TRUSTEE FEES           ACCRUED AS PART            ESTIMATED CREDITED            FEES FROM FUND
    TRUSTEE                 FROM FUND(1)         OF FUND EXPENSES(1)         YEARS OF SERVICE(2)          AND FUND COMPLEX(3)
    ---------------------------------------------------------------------------------------------------------------------------
    Richard B. Bailey           $748                     $300                          8                       $259,430
    J. Atwood Ives               803                      314                         17                        149,491
    Lawrence T. Perera           748                      321                         16                        129,371
    William J. Poorvu            788                      328                         16                        139,006
    Charles W. Schmidt           738                      324                          9                        129,301
    Arnold D. Scott                0                        0                        N/A                              0
    Jeffrey L. Shames              0                        0                        N/A                              0
    Elaine R. Smith              863                      354                         27                        150,511
    David B. Stone               852                      362                          9                        165,826

    ----------------
    (1) For the fiscal year ending April 30, 1999.
    (2) Based upon normal retirement age (73).
    (3) Information provided is for calendar year 1998. All Trustees served as Trustees of 31 funds within the MFS fund complex (having aggregate net assets at December 31, 1998, of approximately $43.3 billion) except Mr. Bailey, who served as Trustee of 74 funds within the MFS complex (having aggregate net assets at December 31, 1998 of approximately $68.2 billion).

    ESTIMATED ANNUAL BENEFITS PAYABLE BY FUND UPON RETIREMENT(4)
    ....................................................................................................................
                                                          YEARS OF SERVICE
        AVERAGE
      TRUSTEE FEES                           3                     5                     7                 10 OR MORE
    ------------------------------------------------------------------------------------------------------------------
          $664                              $100                  $166                 $232                   $332
           721                               108                   180                  252                    361
           778                               117                   195                  272                    389
           835                               125                   209                  292                    418
           892                               134                   223                  312                    446
           949                               142                   237                  332                    475

    ----------------
    (4) Other funds in the MFS Fund complex provide similar retirement benefits to the Trustees.

-----------------------
  PART I - APPENDIX C
-----------------------

    AFFILIATED SERVICE PROVIDER COMPENSATION
    ..............................................................................................................................

    The Fund paid compensation to its affiliated service providers over the specified periods as follows:

                       PAID TO MFS        AMOUNT         PAID TO MFS FOR         PAID TO MFSC          AMOUNT          AGGREGATE
    FISCAL YEAR       FOR ADVISORY        WAIVED         ADMINISTRATIVE          FOR TRANSFER          WAIVED       AMOUNT PAID TO
    ENDED               SERVICES          BY MFS            SERVICES            AGENCY SERVICES       BY MFSC        MFS AND MFSC
    -------------------------------------------------------------------------------------------------------------------------------
    April 30, 1999     $158,958           $52,954            $6,560                 $59,007              $0            $224,525
    April 30, 1998      153,657            40,574             6,876                  60,554               0            $221,087
    April 30, 1997      226,043                 0             1,298*                 85,323               0             312,664

    --------------------
    *From March 1, 1997, the commencement of the Master Administrative Service Agreement.

-----------------------
  PART I - APPENDIX D
-----------------------

    SALES CHARGES AND DISTRIBUTION PLAN PAYMENTS

    SALES CHARGES
    ............................................................................................................

    The following sales charges were paid during the specified periods:
                                   CLASS A INITIAL SALES CHARGES:                  CDSC PAID TO MFD ON:

                                               RETAINED       REALLOWED       CLASS A      CLASS B      CLASS C
    FISCAL YEAR END            TOTAL            BY MFD        TO DEALERS       SHARES      SHARES        SHARES
    ------------------------------------------------------------------------------------------------------------
    April 30, 1999             $79,215          $9,677          $69,538        $41,564   $26,996        $7,543
    April 30, 1998              73,475           6,681           66,794              4    22,607         2,729
    April 30, 1997              73,327           5,862           67,465            121    35,651         1,032

    DEALER REALLOWANCES
    ..........................................................................

    As shown above, MFD pays (or "reallows") a portion of the Class A initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A shares' offering price is:

                                                                          DEALER REALLOWANCE AS A
    AMOUNT OF PURCHASE                                                   PERCENT OF OFFERING PRICE
    -----------------------------------------------------------------------------------------------------------
        Less than $50,000                                                          2.25%
        $50,000 but less than $100,000                                             2.00%
        $100,000 but less than $250,000                                            1.75%
        $250,000 but less than $500,000                                            1.50%
        $500,000 but less than $1,000,000                                          1.25%
        $1,000,000 or more                                                      See Below*

    ----------------
    * A CDSC will apply to such purchases.

    DISTRIBUTION PLAN PAYMENTS
    .........................................................................................................

    During the fiscal year ended April 30, 1999, the Fund made the following Distribution Plan payments:

                                                           AMOUNT OF DISTRIBUTION AND SERVICE FEES:
    CLASS OF SHARES                                PAID BY FUND        RETAINED BY MFD       PAID TO DEALERS
    ----------------------------------------------------------------------------------------------------------
    Class A Shares                                   $61,811               $ 7,480               $54,331
    Class B Shares                                    72,524                58,656                13,868
    Class C Shares                                    39,861                    14                39,847

    Distribution plan payments retained by MFD are used to compensate MFD for commissions advanced by MFD to dealers upon sale of fund shares.

-----------------------
  PART I - APPENDIX E
-----------------------

    PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

    BROKERAGE COMMISSIONS
    ..........................................................................

    The following brokerage commissions were paid by the Fund during the specified time periods:

                                                  BROKERAGE COMMISSIONS
    FISCAL YEAR END                                    PAID BY FUND

    ----------------------------------------------------------------------------
    April 30, 1999                                       $      0
    April 30, 1998                                       $      0
    April 30, 1997                                       $      0

    SECURITIES ISSUED BY REGULAR BROKER-DEALERS

    ..........................................................................

    During the fiscal year ended April 30, 1999, the Fund purchased securities issued by the following regular broker-dealers of the Fund, which had the following values as of April 30, 1999:

                                                   VALUE OF SECURITIES
    BROKER-DEALER                                  AS OF APRIL 30, 1999
    ----------------------------------------------------------------------------
    None                                              Not Applicable

-----------------------
  PART I - APPENDIX F
-----------------------

    SHARE OWNERSHIP

    OWNERSHIP BY TRUSTEES AND OFFICERS
    As of May 31, 1999, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund's shares.

    25% OR GREATER OWNERSHIP
    The following table identifies those investors who own 25% or more of the Fund's shares (all share classes taken together) as of May 31, 1999, and are therefore presumed to control the Fund:

                                      JURISDICTION
                                     OF ORGANIZATION
    NAME AND ADDRESS OF INVESTOR      (IF A COMPANY)        PERCENTAGE OWNERSHIP
    ----------------------------------------------------------------------------
          None

    5% OR GREATER OWNERSHIP OF SHARE CLASS
    The following table identifies those investors who own 5% or more of any class of the Fund's shares as of May 31, 1999:

    NAME AND ADDRESS OF INVESTOR OWNERSHIP                    PERCENTAGE
    ..........................................................................

    MLPF&S For the Sole Benefit of Its Customers         8.71% of Class A shares
    Attn: Fund Administration 979H2
    4800 Deer Lake Drive E. - 3rd Floor
    Jacksonville, FL 32246-6484
    ..........................................................................

    MLPF&S For the Sole Benefit of Its Customers        24.96% of Class B shares
    Attn: Fund Administration 97CE6
    4800 Deer Lake Drive E. - 3rd Floor
    Jacksonville, FL 32246-6484
    ..........................................................................

    Robert G Peachey Jr                                  5.16% of Class B shares
    Mary Katherine Peachey
    JT Ten WROS
    1463 S Clarks Circle
    Castle Rock CO 80104-9559
    ..........................................................................

    BHC Securities, Inc.                                 9.24% of Class C shares
    FAO 18229273
    Attn: Mutual Funds
    One Commerce Square
    2005 Market Street Suite 1200
    Philadelphia PA 19103-7084
    ..........................................................................

    Dean Witter FBO                                      8.55% of Class C shares
    Joseph R. Norris &
    PO Box 250
    New York NY 10008-0250
    ..........................................................................

    Michael W Moore & Chris L Moore                      6.74% of Class C shares
    JT Ten Ros
    4151 Normandy Ave
    Dallas TX 75205-2037
    ..........................................................................

    Donaldson Lufkin Jenrette Securities Corp Inc.       6.11% of Class C shares
    PO Box 2052
    Jersey City NJ 07303-2052
    ..........................................................................

    NFSC FEBO # C1B-335150                               5.65% of Class C shares
    Jennifer H Lobo
    1 Palmer Sq E Ste 530
    Princeton NJ 08542-3718
    ..........................................................................

    MLPF&S For the Sole Benefit of Its Customers        16.56% of Class C shares
    Attn Fund Administration 97JUO
    4800 Deer Lake Dr E 3rd Fl
    Jacksonville FL 32246-6484

-----------------------
  PART I - APPENDIX G
-----------------------

    PERFORMANCE INFORMATION
    ..............................................................................................................................

    All performance quotations are as of April 30, 1999.
                                                                                       ACTUAL
                                   AVERAGE ANNUAL                                  TAX EQUIVALENT       TAX EQUIVALENT
                                    TOTAL RETURNS        ACTUAL 30-                 30-DAY YIELD         30-DAY YIELD
                             ---------------------------  DAY YIELD                  (INCLUDING          (WITHOUT ANY      CURRENT
                                               10 YEARS/ (INCLUDING 30-DAY YIELD    ANY WAIVERS)           WAIVERS)       DISTRIBUTI
                                                LIFE OF     ANY    (WITHOUT ANY   ---------------   ------------------        ON
                             1 YEAR   5 YEARS    FUND*    WAIVERS)    WAIVERS)     TAX BRACKETS:        TAX BRACKETS:       RATE+
                             -------------------------------------------------------------------------------------------------------
                                                                                   28%        31%       28%        31%
                                                                                 --------   -------   --------  --------
    Class A Shares, with
      initial sales charge
      (2.50%)                2.04%     3.84%     4.35%      3.13%      2.98%      4.35%      4.54%     4.14%      4.32%     3.69%

    Class A Shares, at net
      asset value            4.65%     4.37%     4.72%       N/A        N/A        N/A        N/A       N/A        N/A       N/A

    Class B Shares, with
      CDSC (declining over
      6 years from
      4% to 0%)             (0.15)%    3.21%     2.71%       N/A        N/A        N/A        N/A       N/A        N/A       N/A

    Class B Shares, at net
      asset value            3.85%     3.56%     2.86%      2.39%      2.24%      3.32%      3.46%     3.11%      3.25%     3.02%

    Class C Shares, with
      CDSC (1% for first
      year)                  2.77%      N/A      3.58%       N/A        N/A        N/A        N/A       N/A        N/A       N/A

    Class C Shares, at net
      asset value            3.77%      N/A      3.58%      2.38%      2.23%      3.31%      3.45%     3.10%      3.23%     2.94%

    ----------------------
    * From the commencement of the fund's investment operations on March 17, 1992.
    + Annualized, based upon the last distribution.

    The Fund commenced investment operations on March 17, 1992 with the offering of class A shares and subsequently offered class B shares on September 7, 1993 and class C shares on July 1, 1994. Class B and class C share performance include the performance of the Fund's class A shares for periods prior to the offering of class B and class C shares. This blended class B and class C share performance has been adjusted to take into account the CDSC applicable to class B and class C shares, rather than the initial sales charge (load) applicable to class A shares. This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class B and C shares are higher than those of class A shares, this blended class B and C share performance is higher than the performance of class B and C shares would have been had class B and C shares been offered for the entire period. If you would like the Fund's current yield, contact the MFS Service Center at the toll free number set forth on the back cover page of
    Part II of this SAI.

    Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.